Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Principles of combination
Principles of Consolidation — The consolidated financial statements include the operations of Post Holdings, Inc. and its wholly-owned subsidiaries. All intercompany transactions have been eliminated. As described in Note 1, for periods prior to the Spin-Off, these consolidated financial statements include the combined results of Post Foods, LLC and Post Foods Canada Corp., which comprised the operations of the Company prior to the Spin-Off. Transactions between the Company and Ralcorp are included in these financial statements.

Use of estimates and allocations
Use of Estimates and Allocations — The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America, which require certain elections as to accounting policy, estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amount of net revenues and expenses during the reporting periods. Significant accounting policy elections, estimates and assumptions include, among others, pension and benefit plan assumptions, valuation assumptions of goodwill and other intangible assets, marketing programs and income taxes. Actual results could differ from those estimates.
Throughout the reported periods prior to the Spin-Off covered by these financial statements, operations of the Company were conducted and accounted for as a reportable segment within the consolidated financial statements of Ralcorp. The financial statements have been derived from Ralcorp’s historical accounting records and reflect significant allocations of direct costs and expenses (see Note 20). All of the allocations and estimates in these financial statements are based upon assumptions that management of the Company believe are reasonable. The financial statements for periods prior to the Spin-Off do not necessarily represent the financial position or results of operations of the Company had it been operated as a separate independent entity.

Business combinations
Business Combinations — The Company uses the acquisition method in accounting for acquired businesses. Under the acquisition method, our financial statements reflect the operations of an acquired business starting from the completion of the acquisition. The assets acquired and liabilities assumed are recorded at their respective estimated fair values at the date of the acquisition. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

Cash equivalents	Throughout the reported periods prior to the Spin-Off covered by these financial statements, operations of
Restricted cash
Restricted Cash — Restricted cash includes deposits with third party escrow agents in connection with recently announced acquisitions that will be credited against the purchase price if the transactions close. In addition, restricted cash also includes items such as cash deposits which serve as collateral for certain commodity hedging contracts as well as the Company's high deductible workers’ compensation insurance program.

Receivables
Receivables — Receivables are reported at net realizable value. This value includes appropriate allowances for doubtful accounts, cash discounts, and other amounts which the Company does not ultimately expect to collect. The Company determines its allowance for doubtful accounts based on historical losses and the economic status of, and its relationship with, its customers, especially those identified as “at risk.” A receivable is considered past due if payments have not been received within the agreed upon invoice terms. Receivables are written off against the allowance when the customer files for bankruptcy protection or is otherwise deemed to be uncollectible based upon the Company’s evaluation of the customer’s solvency.

Inventories
Inventories — In connection with the acquisition of Michael Foods (see Note 5), flocks have been added as a new category of inventory for the Company. Inventories, other than flocks as further discussed below, are generally valued at the lower of average cost (determined on a first-in, first-out basis) or market. Reported amounts have been reduced by an allowance for obsolete product and packaging materials based on a review of inventories on hand compared to estimated future usage and sales. Flock inventory represents the cost of purchasing and raising chicken flocks to egg laying maturity. The costs included in our flock inventory include the costs of the chicks, the feed fed to the birds and the labor and overhead costs incurred to operate the pullet facilities until the birds are transferred into the laying facilities, at which time their cost is amortized to operations, as cost of goods sold, over their expected useful lives of one to two years.

Assets Held-for-sale
Assets Held for Sale — Related to the closure of its Modesto, California facility, the Company has land, building and equipment classified as assets held for sale as of September 30, 2014. The Company has committed to a plan for selling the assets, is actively and reasonably marketing them utilizing a third party broker, and sale is reasonably expected within one year. An impairment loss of $5.4 was recorded to adjust the carrying value of the assets to their fair value less estimated selling costs. The loss is reported as “Other operating expenses, net” on the Consolidated Statement of Operations. At September 30, 2014, the $16.4 carrying value of the assets are included in “Prepaid expenses and other current assets” on the Consolidated Balance Sheets.

Property
Property — Property is recorded at cost, and depreciation expense is generally provided on a straight-line basis over the estimated useful lives of the properties. Estimated useful lives range from 1 to 20 years for machinery and equipment and 3 to 39 years for buildings, building improvements and leasehold improvements. Total depreciation expense was $85.0, $62.2 and $50.6 in fiscal 2014, 2013 and 2012, respectively. Any gains and losses incurred on the sale or disposal of assets are included in "Other operating expenses, net." Repair and maintenance costs incurred in connection with planned major maintenance activities are accounted for under the direct expensing method. Property consisted of:

	September 30,
	2014	2013
Land and land improvements	$25.6	$13.0
Buildings and leasehold improvements	295.0	139.9
Machinery and equipment	714.2	436.7
Software	31.5	28.4
Construction in progress	54.7	22.5
	1,121.0	640.5
Accumulated depreciation	(289.1)	(252.0)
	$831.9	$388.5

Other intangible assets
Other Intangible Assets — Other intangible assets consist primarily of customer relationships and trademarks/brands acquired in business combinations. Amortization expense related to intangible assets, which is provided on a straight-line basis over the estimated useful lives of the assets, was $70.8, $14.6, and $12.6 in fiscal 2014, 2013 and 2012, respectively. For the intangible assets recorded as of September 30, 2014, amortization expense of $128.2, $127.7, $127.7, $127.6, and $126.8 is scheduled for fiscal 2015, 2016, 2017, 2018 and 2019, respectively. Other intangible assets consisted of:

	September 30, 2014			September 30, 2013
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Subject to amortization:
Customer relationships	$1,743.7	$(90.9)	$1,652.8	$258.6	$(41.0)	$217.6
Trademarks/brands	554.7	(43.9)	510.8	161.5	(25.8)	135.7
Other	24.7	(3.0)	21.7	4.7	(0.3)	4.4
	2,323.1	(137.8)	2,185.3	424.8	(67.1)	357.7
Not subject to amortization:
Trademarks/brands	457.7	—	457.7	540.7	—	540.7
	$2,780.8	$(137.8)	$2,643.0	$965.5	$(67.1)	$898.4

Recoverability of assets
Recoverability of Assets — The Company continually evaluates whether events or circumstances have occurred which might impair the recoverability of the carrying value of its assets, including property, identifiable intangibles and goodwill. Trademarks with indefinite lives are reviewed for impairment during the fourth quarter of each fiscal year following the annual forecasting process, or more frequently if facts and circumstances indicate the trademark may be impaired. The trademark impairment tests require us to estimate the fair value of the trademark and compare it to its carrying value. The estimated fair value is determined using an income-based approach (the relief-from-royalty method), which requires significant assumptions for each brand, including estimates regarding future revenue growth, discount rates, and appropriate royalty rates. Assumptions are determined after consideration of several factors for each brand, including profit levels, research of external royalty rates by third party experts and the relative importance of each brand to the Company. Revenue growth assumptions are based on historical trends and management’s expectations for future growth by brand. The discount rate is based on a weighted average cost of capital utilizing industry market data of similar companies.
In addition, definite-lived assets and indefinite-lived intangible assets are reassessed as needed when information becomes available that is believed to negatively impact the fair market value of an asset. In general, an asset is deemed impaired and written down to its fair value if estimated related future cash flows are less than its carrying amount.
At September 30, 2014, Post recorded impairment losses of $34.4 for the Post brand, $23.0 for the Honey Bunches of Oats brand, $17.2 for the Post Shredded Wheat brand and $8.4 for the Grape-Nuts brand to record these trademarks at their estimated current fair values of $144.0, $243.9, $8.2 and $14.9, respectively. Due to repeated past impairments, continued weakness in the brand forecasts and a lack of sales growth from recent brand support efforts, as of October, 1 2014, the Post Shredded Wheat brand will be converted to a finite-lived asset and assigned a 20 year useful life. At September 30, 2013, we recorded impairment losses of $0.2 for our Post Shredded Wheat brand and $2.7 for our Post brand to record these trademarks at their estimated current fair values of $25.4 and $178.4, respectively. At September 30, 2012, we concluded there was no impairment of trademarks with indefinite lives.
These fair value measurements fell within Level 3 of the fair value hierarchy as described in Note 13. The trademark and goodwill impairment losses are reported in “Impairment of goodwill and other intangible assets” on the Consolidated Statement of Operations. See Note 6 for information about goodwill impairments.

Investments
Investments — The Company funds a portion of its deferred compensation liability by investing in certain mutual funds in the same amounts as selected by the participating employees. Because management’s intent is to invest in a manner that matches the deferral options chosen by the participants and those participants can elect to transfer amounts in or out of each of the designated deferral options at any time, these investments have been classified as trading assets and are stated at fair value in “Other Assets” (see Note 13). Both realized and unrealized gains and losses on these assets are included in “Selling, general and administrative expenses” and offset the related change in the deferred compensation liability.

Stockholders' Equity
Stockholders’ Equity — Stockholders’ Equity represents the initial investment contribution from Ralcorp, the par value of our common and preferred stock net of treasury stock at cost, accumulated other comprehensive loss and retained earnings. See Note 1 for additional information. Accumulated other comprehensive loss included foreign currency translation adjustments of $(6.2), $(2.1) and $0.8 as of September 30, 2014, 2013 and 2012, respectively, as well as amounts related to postretirement benefit plans as presented in Note 16. In the first quarter of fiscal 2014, Post adopted ASU 2013-02, “Reporting Amounts Reclassified out of Accumulated Other Comprehensive Income.” The only reclassification out of accumulated other comprehensive income for the reported periods is amortization of actuarial (benefit) loss and prior service cost for pension and postretirement benefits totaling $(1.0), $2.0 and $0.4 for the years ended September 30, 2014, 2013 and 2012, respectively. Amounts are primarily classified as “Cost of goods sold” on the consolidated statements of operations.

Revenue
Revenue — Revenue is recognized when title of goods is transferred to the customer, as specified by the shipping terms. Net sales reflect gross sales, including amounts billed to customers for shipping and handling, less sales discounts and trade allowances (including promotional price buy downs and new item promotional funding). Customer trade allowances are generally computed as a percentage of gross sales. Products are generally sold with no right of return except in the case of goods which do not meet product specifications or are damaged, and related reserves are maintained based on return history. If additional rights of return are granted, revenue recognition is deferred. Estimated reductions to revenue for customer incentive offerings are based upon customer redemption history.

Cost of products sold
Cost of Products Sold — Cost of products sold includes, among other things, inbound and outbound freight costs and depreciation expense related to assets used in production, while storage and other warehousing costs are included in “Selling, general and administrative expenses.” Storage and other warehousing costs totaled $65.4, $41.5 and $40.6 in fiscal 2014, 2013 and 2012, respectively.

Advertising
Advertising — Advertising costs are expensed as incurred except for costs of producing media advertising such as television commercials or magazine advertisements, which are deferred until the first time the advertising takes place. The amount reported as assets on the balance sheet was insignificant as of September 30, 2014 and 2013.

Stock-based compensation
Stock-based Compensation — The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant-date fair value of equity awards and the fair market value at each quarterly reporting date for liability awards. That cost is recognized over the period during which an employee is required to provide service in exchange for the award — the requisite service period (usually the vesting period). See Note 17 for disclosures related to stock-based compensation.

Income tax expense
Income Tax (Benefit) Provision — Income tax (benefit) provision is estimated based on income taxes in each jurisdiction and includes the effects of both current tax exposures and the temporary differences resulting from differing treatment of items for tax and financial reporting purposes. These temporary differences result in deferred tax assets and liabilities. A valuation allowance is established against the related deferred tax assets to the extent that it is not more likely than not that the future benefits will be realized. Reserves are recorded for estimated exposures associated with the Company’s tax filing positions, which are subject to periodic audits by governmental taxing authorities. Interest due to an underpayment of income taxes is classified as income taxes. The Company considers the undistributed earnings of its foreign subsidiaries to be permanently invested. Since its formation in connection with the Spin-Off, the Company's foreign subsidiaries have not generated cumulative undistributed earnings. No U.S. taxes have been provided in relation to the Company's investment in its foreign subsidiaries. See Note 7 for disclosures related to income taxes.